Financial Instruments Risk (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of Aging of Receivables	As at June 30, 2019, the Company’s aging of receivables was as follows:

	June 30, 2019	June 30, 2018
	$	$
0 – 60 days	59,725	13,569
61 – 120 days	43,768	1,527
	103,493	15,096

Disclosure of Accounts Payable and Accrued Liabilities
The composition of the Company’s accounts payable and accrued liabilities was as follows:

	June 30, 2019	June 30, 2018
	$	$
Trade payables	38,671	39,069
Accrued liabilities	79,933	5,967
Payroll liabilities	17,727	2,628
Excise tax payable	10,040	—
Other payables (receivables)	6,513	(208)
	152,884	47,456

Schedule of Gross Contractual Obligations
In addition to the commitments outlined in Note 22, the Company has the following gross contractual obligations as at June 30, 2019, which are expected to be payable in the following respective periods:

	Total	<1 year	1 - 3 years	3 - 5 years	> 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	152,884	152,884	—	—	—
Convertible notes and interest (1)	815,421	264,589	49,665	501,167	—
Loans and borrowings (2)	161,160	23,559	137,284	317	—
Contingent consideration payable	60,769	53,512	7,257	—	—
	1,190,234	494,544	194,206	501,484	—

(1)	Assumes the principal balance of the notes outstanding at June 30, 2019 remains unconverted and includes the estimated interest payable until the maturity date.

(2)	Includes interest payable until maturity date.